Note 3 - Stockholders' Equity (Deficit), Stock Options and Warrants	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
NOTE
3
– STOCKHOLDERS’ EQUITY (DEFICIT), STOCK OPTIONS AND WARRANTS

2015
Public Offering of Units

On
August
31,
2015
(the “Issuance Date”), the Company completed a public offering (the “Offering”) of
1,666,667
Units (the “Units”) as described below. The public offering price in the Offering was
$9.00
per Unit, and the purchase price for the underwriter of the Offering (the “Underwriter”) was
$8.28
per Unit, resulting in an underwriting discount and commission of
$0.72
(or
8.00%)
per Unit and total net proceeds to the Company before expenses of
$13.8
million. The Company had granted the Underwriter an option for a period of
45
days to purchase up to an additional
250,000
Units solely to cover over-allotments. The Underwriter chose not to purchase any additional Units under the over-allotment option. The Company paid to the Underwriter a non-accountable expense allowance equal to
1%
of the gross proceeds of the Offering and agreed to reimburse expenses incurred by the Underwriter up to
$70,000.

On
August
31,
2015,
as a result of the communication of the Offering and the issuance of the
228,343
Exchange Units in the Unit Exchange described below, the Company issued a total of
1,895,010
Units, comprised of a total of aggregate of
75,801
shares of Common Stock,
1,895,010
shares of Series B Preferred Stock and
7,580,040
Series A Warrants.

Each Unit consisted of
one
share of common stock, par value
$0.01
per share (the “Common Stock”),
one
share of Series B Convertible Preferred Stock (“Series B Preferred Stock”) and
four
Series A Warrants. The shares of Common Stock, the shares of Series B Preferred Stock and the Series A Warrants that comprise the Units automatically separated on
February
29,
2016.

For a description of the terms of the Series B Convertible Preferred Stock included within the Units, see “Certificate of Designation for Series B Preferred Stock” below. For a description of the terms of the Series A Warrants included within the Units, see “Series A Warrants” below.

Series A Warrants
. The Series A Warrants separated from the Series B Convertible Preferred Stock and the Common Stock included within the Units as described above and are currently exercisable. The Series A Warrants will terminate on
August
31,
2020.
Each Series A Warrant is exercisable into
one
share of Common Stock at an initial cash exercise price of
$123.75
per share. The exercise price and number of shares of common stock issuable upon exercise is subject to appropriate adjustment in the event of stock dividends, stock splits, reorganizations or similar events affecting the Common Stock and the exercise price.
Holders
may
exercise Series A Warrants by paying the exercise price in cash or, in lieu of payment of the exercise price in cash, by electing to receive a number of shares of Common Stock equal to the Black Scholes Value (as defined below) based upon the number of shares the holder elects to exercise. The number of shares of Common Stock to be delivered will be determined according to the following formula, referred to as the “Cashless Exercise.”

Total Shares = (A x B) / C

Where:

•	Total Shares is the number of shares of Common Stock to be issued upon a Cashless Exercise.

•	A is the total number of shares with respect to which the Series A Warrant is then being exercised.

•	B is the Black Scholes Value (as defined below).

•
C is the closing bid price of the Common Stock as of
two
trading days prior to the time of such exercise, provided that in no event may
“C” be less than
$0.43
per share (subject to appropriate adjustment in the event of stock dividends, stock splits or similar events affecting the Common Stock).

The Black Scholes Value (as defined above) as of
September
30,
2016
was
$4.319,
and the closing bid price of Common Stock as of
September
30,
2016,
was
$4.125.
Therefore, an exercise on that date would have resulted in the issuance of
.40
shares of Common Stock for each Series A Warrant. Approximately
6,141,115
Series A Warrants have been exercised in cashless exercises as of
September
30,
2016,
resulting in the issuance of
2,318,663
shares of Common Stock. If all of the remaining
35,084
Series A Warrants that were issued as part of the Units sold in the Offering and part of the Units issued on
August
31,
2015
were exercised pursuant to a cashless exercise and the closing bid price of our common stock as of the two
trading days prior to the time of such exercise was
$0.43
per share or less and the Black Scholes Value were
$4.319
(the Black Scholes Value as of
September
30,
2016),
then a total of approximately
564
shares of our common stock would be issued to the holders of such Series A Warrants.

The Series A Warrants will not be exercisable or exchangeable by the holder of such warrants to the extent (and only to the extent) that the holder or any of its affiliates would beneficially own in excess of
4.99%
of the common stock of the Company, determined in accordance with Section
13(d)
of the Securities Exchange Act of
1934,
as amended, and the regulations promulgated thereunder.

In addition to (but not duplicative of) the adjustments to the exercise price and the number of shares of Common Stock issuable upon exercise of the Series A Warrants in the event of stock dividends, stock splits, reorganizations or similar events, the Series A Warrants provide for certain adjustments if the Company, at any time prior to the three
year anniversary of the Issuance Date,
(1)
declares or makes any dividend or other distribution of its assets (or rights to acquire its assets) to all or substantially all of the holders of shares of Common Stock at any time after the Issuance Date, or
(2)
grants, issues or sells any options, convertible securities or rights to purchase stock, warrants, securities or other property pro rata to all or substantially all of the record holders of any class of shares of Common Stock.  Further, if at any time a Series A Warrant is outstanding, the Company consummates any fundamental transaction, as described in the Series A Warrants and generally including any consolidation or merger into another corporation, or the sale of all or substantially all of our assets, or other transaction in which the Common Stock is converted into or exchanged for other securities or other consideration, the holder of any Series A Warrants will thereafter receive, the securities or other consideration to which a holder or the number of shares of Common Stock then deliverable upon the exercise or exchange of such Series A Warrants would have been entitled upon such consolidation or merger or other transaction.

Unit Purchase Option.
The Company, in connection with the Offering, entered into a Unit Purchase Option Agreement, dated as of
August
31,
2015
(the “Unit Purchase Option”), pursuant to which the Company granted the Underwriter the right to purchase from the Company up to a number of Units equal to
5%
of the Units sold in the Offering (or up to
83,333
Units) at an exercise price equal to
125%
of the public offering price of the Units in the Offering, or
$11.25
per Unit. The Unit Purchase Option was terminated in
May
2016
in exchange for
135,995
shares of common stock.

Series B Preferred Stock.
Each share of Series B Preferred Stock is convertible into
one
share of Common Stock (subject to appropriate adjustment in the event of stock dividends, stock splits, reorganizations or similar events) on the six
-month anniversary of the Issuance Date or on the date of an Early Separation. In addition, the Series B Preferred Stock will automatically convert into shares of common stock upon the occurrence of a fundamental transaction, as described in the certificate of designations for the Series B Preferred Stock but including mergers, sales of the company’s assets, changes in control and similar transactions. The Series B Preferred Stock is not convertible by the holder of such preferred stock to the extent (and only to the extent that the holder or any of its affiliates would beneficially own in excess of
4.99%
of the common stock of the Company. The Series B Preferred Stock has no voting rights, except for the right to approve certain amendments to the certificate of designations or similar actions. With respect to payment of dividends and distribution of assets upon liquidation or dissolution or winding up of the Company, the Series B Preferred Stock shall rank equal to the common stock of the Company. No sinking fund has been established for the retirement or redemption of the Series B Preferred Stock.

Unit Exchange.
On
February
4,
2014,
the Company raised
$2,055,000
in gross proceeds from a private placement of
20,550
shares of Series A Convertible Preferred Stock, par value
$0.01,
with a stated value of
$100
per share (the “Series A Preferred Shares”) and warrants to purchase shares of the Company’s common stock. The Series A Preferred Shares and warrants were sold to investors pursuant to a Securities Purchase Agreement, dated as of
February
4,
2014.
On
August
31,
2015,
the Company issued a total of
228,343
Units (the “Exchange Units”) in exchange for the outstanding Series A Preferred Stock which were then cancelled pursuant to an agreement with the holders of the Series A Preferred Shares. The warrants that were issued in connection with the issuance of the Series A Preferred Shares remained outstanding; however, the warrant amounts were reduced so that the warrants are exercisable into an aggregate of
3,391
shares of the Company’s common stock. The Exchange Units were exempt from registration under Section
3(a)(9)
of the Securities Act. On
August
31,
2015,
the Company filed a termination certificate with the Delaware Secretary of State. Following that date there were no shares of Series A Preferred Stock outstanding, and the previously authorized shares of Series A Preferred Stock resumed the status of authorized but unissued and undesignated shares of preferred stock of the Company.

Redemption of Convertible Notes.
In connection with the closing of the Offering,
$933,074
aggregate principal amount of Convertible Notes plus interest and a
40%
redeemable premium were redeemed for total payments of
$1,548,792.
See Note
4.
Of this amount, approximately
$167,031
was paid to its affiliates in redemption of their Convertible Notes.

Registered Exchange Offer for Warrants.
On
March
25,
2016,
the Company commenced a registered exchange offer (the “Exchange Offer”) to exchange Series B Warrants (the “Series B Warrants”) to purchase shares of our common stock, par value
$0.01
per share (the “Warrant Shares”), for up to an aggregate of
3,157,186
outstanding Series A Warrants (the “Series A Warrants”). On
March
31,
2016,
each Series A Warrant could be exercised on a cashless basis for
10.05
shares of common stock. Each Series B Warrant
may
be exercised on a cashless basis for
one
share of common stock. For each outstanding Series A Warrant tendered
by holders, we offered to issue
10.2
Series B Warrants, which are subject to cashless exercise at a fixed rate of one
share of common stock per Series B Warrant (subject to further adjustment for stock splits, etc.). The Exchange Offer expired at midnight, Eastern time, on
April
21,
2016.
1,770,556
Series A Warrants were
tendered
by holders. The Company delivered an aggregate of
18,059,671
Series B Warrants pursuant to the terms of the Exchange Offer. In addition, between
March
31,
2016
and
July
6,
2016
1,251,510
Series A Warrants were exercised in cashless exercises, resulting in the issuance of
20,122
shares of common stock.

2016
Registered Direct Offering

On
November
29,
2016,
the Company closed a registered direct offering for gross proceeds of
$1,983,337.
The offering consisted of
756,999
shares of common stock priced at
$2.62
per share and
five
-year warrants for
756,999
shares of common stock that become exercisable in
six
months, with a strike price of
$4.46
per share. The net proceeds from the sale of the securities, after deducting placement agent fees and related offering expenses, was
$1,739,770.

Equity Incentive Plan

The Company has an equity incentive plan, which allows issuance of incentive and non-qualified stock options to employees, directors and consultants of the Company, where permitted under the plan. The exercise price for each stock option is determined by the Board of Directors. Vesting requirements are determined by the Board of Directors when granted and currently range from immediate to three
years. Options under this plan have terms ranging from
three
to
ten
years.

Accounting for share-based payment

The Company has adopted ASC
718
-
Compensation-Stock Compensation
("ASC
718").
Under ASC
718
stock-based employee compensation cost is recognized using the fair value based method for all new awards granted after
January
1,
2006
and unvested awards outstanding at
January
1,
2006.
Compensation costs for unvested stock options and non-vested awards that were outstanding at
January
1,
2006,
are being recognized over the requisite service period based on the grant-date fair value of those options and awards, using a straight-line method. We elected the modified-prospective method under which prior periods are not retroactively restated.

ASC
718
requires companies to estimate the fair value of stock-based payment awards on the date of grant using an option-pricing model or other acceptable means. The Company uses the Black-Scholes option valuation model which requires the input of significant assumptions including an estimate of the average period of time employees will retain vested stock options before exercising them, the estimated volatility of the Company's common stock price over the expected term, the number of options that will ultimately be forfeited before completing vesting requirements, the expected dividend rate and the risk-free interest rate. Changes in the assumptions can materially affect the estimate of fair value of stock-based compensation and, consequently, the related expense recognized. The assumptions the Company uses in calculating the fair value of stock-based payment awards represent the Company's best estimates, which involve inherent uncertainties and the application of management's judgment. As a result, if factors change and the Company uses different assumptions, the Company's equity-based compensation expense could be materially different in the future.

Since the Company's common stock has no significant public trading history, and the Company has experienced no significant option exercises in its history, the Company is required to take an alternative approach to estimating future volatility and estimated life and the future results could vary significantly from the Company's estimates. The Company compiled historical volatilities over a period of
2
to
7
years of
15
small-cap medical companies traded on major exchanges and
10
mid-range medical companies on the OTC Bulletin Board and combined the results using a weighted average approach. In the case of ordinary options to employees the Company determined the expected life to be the midpoint between the vesting term and the legal term. In the case of options or warrants granted to non-employees, the Company estimated the life to be the legal term unless there was a compelling reason to make it shorter.

When an option or warrant is granted in place of cash compensation for services, the Company deems the value of the service rendered to be the value of the option or warrant. In most cases, however, an option or warrant is granted in addition to other forms of compensation and its separate value is difficult to determine without utilizing an option pricing model. For that reason the Company also uses the Black-Scholes option-pricing model to value options and warrants granted to non-employees, which requires the input of significant assumptions including an estimate of the average period the investors or consultants will retain vested stock options and warrants before exercising them, the estimated volatility of the Company's common stock price over the expected term, the number of options and warrants that will ultimately be forfeited before completing vesting requirements, the expected dividend rate and the risk-free interest rate. Changes in the assumptions can materially affect the estimate of fair value of stock-based consulting and/or compensation and, consequently, the related expense recognized.

Since the Company has limited trading history in its stock and no first
-hand experience with how its investors and consultants have acted in similar circumstances, the assumptions the Company uses in calculating the fair value of stock-based payment awards represent its best estimates, which involve inherent uncertainties and the application of management's judgment. As a result, if factors change and the Company uses different assumptions, the Company's equity-based consulting and interest expense could be materially different in the future.

Valuation and accounting for options and warrants

The Company determines the grant date fair value of options and warrants using a Black-Scholes option valuation model based upon assumptions regarding risk-free interest rate, expected dividend rate, volatility and estimated term.

In
January
2015,
the Company issued a dividend adjustment to the Purchasers of the Preferred Shares as described above. Certain previous dividends paid were calculated with an exercise price of
$487.50
per share, but should have been calculated at
$243.75
per share. As a result,
125
shares of common stock were issued to
16
holders of Preferred Shares.

 On
March
31,
2015,
the Company issued dividends to the Purchasers of the Preferred Shares as described above. The dividends are at an annual rate of
6%
of the stated value of the Preferred Shares paid on a quarterly basis in the form of common stock per a stipulated
$243.75
per share. As a result,
125
shares of common stock were issued to
16
holders of Preferred Shares.

On
June
30,
2015,
the Company issued dividends to Purchases of the Preferred Shares as described above. The dividends are at an annual rate of
6%
of the stated value of the Preferred Shares paid on a quarterly basis in the form of common stock per a stipulated
$243.75
per share. As a result,
125
shares of common stock were issued to
16
holders of Preferred Shares.

For grants of stock options and warrants in
2015
the Company used a
1.63%
to
2.35%
risk-free interest rate,
0%
dividend rate,
59%
to
66%
volatility and estimated terms of
5
to
10
years. Value computed using these assumptions ranged from
$6.875
to
$139.2375
per share.

On
March
25,
2016,
the Company commenced the Exchange Offer which was completed on
April
20,
2016,
as described above.

On
July
1,
2016,
the Company issued inducement stock options in accordance with NASDAQ listing rule for
40,000
shares of common stock, par value
$0.01
at
$3.75
per share to the Company’s newly hired Vice President of Sales. The options will vest in six
equal increments: on the
first,
second,
third,
fourth,
fifth
and
sixth
quarters of the hiring date anniversary.

On
October
4,
2016,
the Company issued
400,000
shares of common stock, par value
$0.01,
to be held in escrow in connection with the Company’s Partnership and Exclusive Reseller Agreement with GLG Pharma, LLC.

For grants of stock options and warrants in
2016
the Company used a
1.46%
to
2.45%
risk free interest rate,
0%
dividend rate,
59%
to
66%
volatility and estimated terms of
5
to
10
years. Value computed using these assumptions ranged from
$1.6329
to
$3.7195
per share.

The following summarizes transactions for stock options and warrants for the periods indicated:

	Stock Options		Warrants
	Number of Shares	Average Exercise Price	Number of Shares	Average Exercise Price
Outstanding at December 31, 2014	17,945	$187.75	20,029	$198.75

Issued	14,171	69.00	303,269	123.75
Expired	(766)	293.25	(79)	283.50
Exercised	-	-	(120)	123.75

Outstanding at December 31, 2015	31,350	$133.23	323,099	$128.40

Issued	157,982	3.14	1,487,881	0.71
Cancelled	(22,377)	122.13	-	-
Exercised	(1,312)	65.75	(939,879)	-

Outstanding at December 31, 2016	165,643	$11.22	871,101	$52.22

At
December
31,
2016,
71,209
stock options are fully vested and currently exercisable with a weighted average exercise price of
$21.62
and a weighted average remaining term of
9.33
years. There are
114,102
warrants that are fully vested and exercisable. Stock-based compensation recognized in
2016
and
2015
was
$165,271
and
$871,877,
respectively. The Company has
$223,205
of unrecognized compensation expense related to non-vested stock options that are expected to be recognized over the next
12
months.

The following summarizes the status of options and warrants outstanding at
December
31,
2016:

Range of Exercise Prices	Shares	Weighted Average Remaining Life
Options:
$2.25	293	9.65
$2.42	37,152	9.64
$2.80	57,145	10.00
$3.75	44,000	9.50
$4.125	3,636	9.75
$4.1975	7,147	9.72
$4.25	3,529	9.25
$5.125	3,902	9.69
$65.75	342	8.81
$73.50	1,157	9.01
$77.50	2,323	8.50
$80.25	187	8.75
$86.25	232	8.25
$121.875	5	6.20
$131.25	81	5.69
$148.125	928	6.21
$150.00	1,760	5.63
$162.50	123	8.01
$206.25	121	7.75
$248.4375	121	6.54
$262.50	130	6.54
$281.25	529	6.04
$318.75	3	6.35
$346.875	72	7.25
$431.25	306	7.19
$468.75	133	7.15
$506.25	188	7.00
$543.75	53	6.77
$596.25	45	6.75
Total	165,643

Warrants:
$4.46	756,999	4.92
$93.75	2,255	1.19
$123.75	94,085	3.67
$150.00	4,114	1.20
$225.00	107	1.07
$243.75	2,529	2.59
$281.25	5,897	0.95
$309.375	2,850	2.61
$309.50	222	2.85
$337.50	178	1.46
$371.25	944	1.41
$506.25	59	2.12
$609.375	862	2.09
Total	871,101

Stock options and warrants expire on various dates from
June
2017
to
December
2026.

At a special meeting of stockholders held on
September
15,
2016,
the Company’s stockholders (i) approved an amendment to the Company’s certificate of incorporation to increase the number of authorized shares of common stock from
100,000,000
to
200,000,000
and (ii) approved an amendment to the Company’s certificate of incorporation to affect a reverse stock split of the outstanding shares of its common stock within certain limits. On
September
16,
2016,
the Company filed a Certificate of Amendment to its Certificate of Incorporation to affect the increase in the authorized capital stock. On
October
26,
2016,
the Company filed a Certificate of Amendment to its Certificate of Incorporation to affect a reverse stock split of the outstanding shares of its common stock at a ratio of one
-for-
twenty
-
five
(1:25),
and a proportionate decrease of the authorized common stock from
200,000,000
shares to
8,000,000
shares. The reverse stock split took effect at
5:00
p.m. New York time on
October
27,
2016,
and the Company’s common stock commenced trading on a post-split basis on
October
28,
2016.
The Company’s board of directors has determined that the Company may
require additional authorized shares for anticipated equity financings, future equity offerings, strategic acquisition opportunities, and the continued issuance of equity awards under our stock incentive plan to recruit and retain key employees, and for other proper corporate purposes. As a result, the board of directors called another special meeting of the stockholders that took place on
January
29,
2017.
The vote, a proposal to increase the number of authorized shares of common stock from
8,000,000
shares to
24,000,000
shares of common stock under the Company’s certificate of incorporation passed.

Stock Options and Warrants Granted by the Company

The following table is the listing of stock options and warrants as of
December
31,
2016
by year of grant:

Stock Options:
Year	Shares	Price
2011	175		281.25
2012	1,841	131.25	–	150.00
2013	1,612	121.88	–	596.25
2014	969	162.50	–	468.75
2015	4,240	65.75	–	86.25
2016	156,806	2.25	–	5.13
Total	165,643	$ 2.25	–	596.25

Warrants:
Year	Shares	Price
2012	2,792		281.25
2013	10,703	93.75	–	371.25
2014	6,455	243.75	–	609.38
2015	94,152	0.00	–	243.75
2016	756,999		4.46
Total	871,101	$ 0.00	–	609.38